FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2025
FINANCIAL INSTRUMENTS
Schedule of financial assets measured at fair value level on recurring basis

	Fair value as at June 30, 2025
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$16,839,959	$—	$—	$16,839,959
Equity investments	54,020	—	—	54,020

	Fair value as at June 30, 2024
Recurring measurements	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalent	$21,950,211	$—	$—	$21,950,211
Short-term investment - bonds	258,702	—	—	258,702
Equity investments	56,539	—	—	56,539

Schedule of remaining contractual maturities of financial liabilities

	June 30, 2025		June 30, 2024
	Due within a year	Total	Total
Accounts payable and accrued liabilities	$835,763	$835,763	$1,163,836
Due to a related party	91,687	91,687	50,302
	$927,450	$927,450	$1,214,138

Schedule of currency risk affect net income

Financial assets denominated in foreign currencies other than relevant functional currency	June 30, 2025	June 30, 2024
United States dollars	$650,984	$331,138
Bolivianos	1,024,674	261,353
Total	$1,675,658	$592,491

Financial liabilities denominated in foreign currencies other than relevant functional currency
United States dollars	$133,275	$57,116
Bolivianos	459,472	520,046
Total	$592,747	$577,162